LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) (Loans Payable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal amount	$ 144,402	$ 146,355
Fair value adjustments	(24,410)	(37,210)
Total long-term debt from Banks	119,992	109,145
Current maturities	25,000	5,300
Long-term loans from Banks	94,992	103,845
3.06% [Member]
Debt Instrument [Line Items]
Effective interest rate	3.06%
Principal amount	131,055
2.92% [Member]
Debt Instrument [Line Items]
Effective interest rate	2.92%
Principal amount	13,347
3.1 - 3.4% [Member]
Debt Instrument [Line Items]
Effective interest rate, minimum		3.10%
Effective interest rate, maximum		3.40%
Principal amount		116,355
5.55% [Member]
Debt Instrument [Line Items]
Effective interest rate		5.55%
Principal amount		$ 30,000